UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2010


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2010



[LOGO OF USAA]
   USAA(R)

                                   [GRAPHIC OF USAA TREASURY MONEY MARKET TRUST]

 ===============================================

        SEMIANNUAL REPORT
        USAA TREASURY MONEY MARKET TRUST(R)
        NOVEMBER 30, 2010

 ===============================================

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

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FUND OBJECTIVE

MAXIMUM CURRENT INCOME WHILE MAINTAINING THE HIGHEST DEGREE OF SAFETY AND LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Invests principally in U.S. government securities with maturities of 397 days or less; normally at least 80% of the Fund's investments will be in U.S. Treasury bills, notes, and bonds, and repurchase agreements collateralized by these instruments.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                           2

MANAGER'S COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Portfolio of Investments                                                 10

    Notes to Portfolio of Investments                                        12

    Financial Statements                                                     13

    Notes to Financial Statements                                            16

EXPENSE EXAMPLE                                                              23

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"I EXPECT THE ECONOMY TO CONTINUE                  [PHOTO OF DANIEL S. McNAMARA]
ITS SLOW, LOW-GROWTH RECOVERY"

--------------------------------------------------------------------------------

NOVEMBER 2010

The six-month reporting period was eventful and unquestionably tumultuous. But despite the ups and downs, economic and market conditions improved.

When the period began in June, investors were grappling with a host of worries -- Greece's debt crisis, regulatory changes related to the health care, financial and energy industries, the May "flash crash" in the U.S. stock market, and BP's oil spill in the Gulf of Mexico. Concern about the sustainability of the economic recovery also dampened investor sentiment as it became apparent that previous economic growth had been the result of government stimulus spending, such as the cash for clunkers program and the first-time homebuyer tax credit, not self-sustaining private sector demand. Job growth also failed to materialize and unemployment remained high. However, inflation was muted, giving the Federal Reserve (the Fed) the latitude to keep short-term rates low in a range between zero and 0.25%.

By summer, some of these uncertainties had been resolved. Congress passed financial and health care legislation. The turmoil in Europe abated as the European Union bailed out Greece, and the stress tests on European banks suggested, perhaps prematurely, that they were stronger than previously believed. Corporate earnings, driven by surprisingly strong revenue growth, were better than expected. The Fed also telegraphed its intention to resume quantitative easing (QE2) in support of the U.S. economy. This suggested that short-term and overnight interest rates would remain low for a prolonged period, perhaps between 12 and 18 months.

The reduced uncertainty sparked a strong, broad-based rally across multiple asset classes, including U.S. and international equities, the emerging markets, fixed income, and precious metals and minerals. The rally continued as the Fed provided the details for QE2: the purchase of up to $600 billion in long-term U.S. Treasuries. Meanwhile, the mid-term elections turned out as many had anticipated with the Republicans taking control of the House of

================================================================================

2  | USAA TREASURY MONEY MARKET TRUST

================================================================================

Representatives and the Democrats holding their majority in the Senate. It was widely believed that at the end of the day the Bush tax cuts would be extended in a compromise that could include all taxpayers.

Although new geopolitical concerns emerged in November, the markets generally ignored the news and continued to rally. The dollar, which had declined in anticipation of renewed quantitative easing, rebounded in response to questions about Ireland's solvency and tensions between North and South Korea.

On a more positive note, third-quarter U.S. gross domestic product was revised upwards and retailers reported strong November sales in advance of the holiday season, suggesting to some observers that the U.S. economic recovery could be gaining momentum despite persistently high unemployment. However, I expect the economy to continue its slow, low-growth recovery. Furthermore, given that bond yields are near historic lows, I think bond investors anticipate a prolonged period of low interest rates.

Under the circumstances, investors would be well-advised to be mindful of their time horizons and resist the temptation to stretch their risk tolerance in pursuit of higher returns. They should remain disciplined and stick to their investment plans. If you would like to revisit or refine YOUR plan, please call 800-531-8722 and speak to one of USAA's dedicated service representatives. They stand ready to help you -- free of charge.

Rest assured we will continue doing all we can to help you achieve your long-term financial goals. At USAA Investment Management Company, we have some of the finest investment professionals in the industry managing your assets. Thank you once again for the opportunity to serve your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

As interest rates rise, existing bond prices fall.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

                                                        PRESIDENT'S MESSAGE |  3

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MANAGER'S COMMENTARY ON THE FUND

TONY ERA                                                     [PHOTO OF TONY ERA]
USAA Investment Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA TREASURY MONEY MARKET TRUST (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   For the six-month period ended November 30, 2010, the Fund had a total return of 0.00%. This compares to an average return of 0.01% for similar Treasury and repurchase agreement (repo) money market funds tracked by iMoneyNet, Inc. As of November 30, 2010, the Fund's seven-day yield was 0.00%.

o WHY DID THE FUND AND ITS PEER GROUP PROVIDE NEAR-ZERO RETURNS FOR THE REPORTING PERIOD?

   The Federal Reserve (the Fed) continued to hold the short-term federal funds target rate between zero and 0.25% throughout the reporting period. Consequently, the sustained low interest rate environment has kept yields on money market funds, in general, at or near zero levels. Given the uncertain economic outlook at home and abroad, investors continued to prefer the relative safety of U.S. Treasuries. Inflation was benign during the reporting period as investors remained concerned about future inflationary pressures and the size of the government's debt.

   Refer to page 7 for the iMoneyNet, Inc. definition.

   Past performance is no guarantee of future results.

================================================================================

4  | USAA TREASURY MONEY MARKET TRUST

================================================================================

o  HOW DID YOU INVEST IN THIS EXTRAORDINARY LOW-RATE ENVIRONMENT?

   The Fund primarily invests in maturities of 397 days or less that are backed by the full faith and credit of the U.S. government, as well as repurchase agreements collateralized by such securities. Because U.S. Treasury yields were exceptionally low, we had little incentive to extend the weighted-average maturity of the Fund. As a result, we focused our investments primarily on repurchase agreements.

o  WHAT IS YOUR OUTLOOK?

   Absent a surge in inflation, we expect the Fed to maintain its accommodative interest rate policy until it's convinced the U.S. economy has a firm foothold on recovery. Some observers believe that the continuing eurozone debt crisis has also increased deflationary risk, further reducing pressure on the Fed to alter course. In addition, any favorable economic news is likely to be weighed down by the stubbornly high rate of unemployment and continued weakness in the housing market. Once unemployment starts to decline, we expect consumers to boost their spending, which may spark increased demand for credit by both retail and corporate borrowers and potentially boost economic activity.

   In the meantime, and until there is more clarity about the direction of Fed policy, we intend to maintain the Fund's flexibility to respond to the potential for rising interest rates. To this end, we plan to keep the portfolio's weighted-average maturity relatively short unless economic signals indicate otherwise. The Fund's investment objective is maximum current income while maintaining the highest degree of safety and liquidity.

   Thank you for your continued investment in the Fund.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA TREASURY MONEY MARKET TRUST (Ticker Symbol: UATXX)


--------------------------------------------------------------------------------
                                              11/30/10               5/31/10
--------------------------------------------------------------------------------

Net Assets                                 $177.0 Million        $171.8 Million
Net Asset Value Per Share                      $1.00                 $1.00
Dollar-Weighted Average
Portfolio Maturity                             14 Days               20 Days


--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 11/30/10
--------------------------------------------------------------------------------
  5/31/10 to 11/30/10*      1 Year      5 Years      10 Years      7-Day Yield

         0.00%              0.00%        2.11%        2.03%           0.00%


--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------

                                      0.45%


*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

================================================================================

6  | USAA TREASURY MONEY MARKET TRUST

================================================================================

                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                           USAA TREASURY
                        MONEY MARKET TRUST              iMONEYNET AVERAGE
11/24/2009                     0.00%                          0.01%
12/29/2009                     0.00                           0.01
 1/26/2010                     0.00                           0.01
 2/23/2010                     0.00                           0.01
 3/30/2010                     0.00                           0.01
 4/27/2010                     0.00                           0.01
 5/25/2010                     0.00                           0.01
 6/29/2010                     0.00                           0.01
 7/27/2010                     0.00                           0.01
 8/31/2010                     0.00                           0.01
 9/28/2010                     0.00                           0.01
10/26/2010                     0.00                           0.01
11/30/2010                     0.00                           0.01

                                   [END CHART]

      Data represent the last Tuesday of each month. Ending date 11/30/10.

The graph tracks the Fund's seven-day yield against the iMoneyNet, Inc. Average for all retail money market funds that hold U.S. Treasuries and repos backed by the U.S. Treasury and all retail money funds that hold 100% in U.S. Treasuries. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                USAA TREASURY MONEY MARKET TRUST
11/30/00                                                   $10,000.00
12/31/00                                                    10,047.85
01/31/01                                                    10,099.45
02/28/01                                                    10,140.56
03/31/01                                                    10,183.08
04/30/01                                                    10,223.75
05/31/01                                                    10,260.08
06/30/01                                                    10,292.04
07/31/01                                                    10,325.20
08/31/01                                                    10,355.07
09/30/01                                                    10,377.42
10/31/01                                                    10,399.04
11/30/01                                                    10,416.03
12/31/01                                                    10,429.39
01/31/02                                                    10,441.95
02/28/02                                                    10,453.75
03/31/02                                                    10,465.91
04/30/02                                                    10,477.93
05/31/02                                                    10,489.64
06/30/02                                                    10,500.94
07/31/02                                                    10,513.39
08/31/02                                                    10,526.47
09/30/02                                                    10,537.45
10/31/02                                                    10,549.57
11/30/02                                                    10,559.27
12/31/02                                                    10,568.13
01/31/03                                                    10,577.05
02/28/03                                                    10,584.71
03/31/03                                                    10,592.47
04/30/03                                                    10,600.39
05/31/03                                                    10,608.57
06/30/03                                                    10,615.25
07/31/03                                                    10,621.02
08/31/03                                                    10,626.89
09/30/03                                                    10,632.09
10/31/03                                                    10,638.29
11/30/03                                                    10,643.52
12/31/03                                                    10,649.47
01/31/04                                                    10,655.10
02/29/04                                                    10,659.98
03/31/04                                                    10,665.28
04/30/04                                                    10,670.78
05/31/04                                                    10,675.48
06/30/04                                                    10,680.79
07/31/04                                                    10,688.40
08/31/04                                                    10,696.73
09/30/04                                                    10,706.35
10/31/04                                                    10,718.21
11/30/04                                                    10,730.80
12/31/04                                                    10,745.97
01/31/05                                                    10,760.75
02/28/05                                                    10,776.77
03/31/05                                                    10,795.80
04/30/05                                                    10,816.61
05/31/05                                                    10,839.19
06/30/05                                                    10,861.85
07/31/05                                                    10,887.47
08/31/05                                                    10,915.11
09/30/05                                                    10,944.83
10/31/05                                                    10,973.45
11/30/05                                                    11,005.06
12/31/05                                                    11,041.12
01/31/06                                                    11,074.11
02/28/06                                                    11,108.02
03/31/06                                                    11,148.65
04/30/06                                                    11,184.58
05/31/06                                                    11,225.75
06/30/06                                                    11,269.54
07/31/06                                                    11,311.56
08/31/06                                                    11,357.05
09/30/06                                                    11,402.89
10/31/06                                                    11,447.52
11/30/06                                                    11,492.30
12/31/06                                                    11,541.49
01/31/07                                                    11,585.10
02/28/07                                                    11,627.32
03/31/07                                                    11,676.03
04/30/07                                                    11,720.41
05/31/07                                                    11,767.66
06/30/07                                                    11,814.25
07/31/07                                                    11,860.39
08/31/07                                                    11,907.90
09/30/07                                                    11,946.00
10/31/07                                                    11,988.47
11/30/07                                                    12,027.30
12/31/07                                                    12,057.33
01/31/08                                                    12,085.64
02/29/08                                                    12,107.42
03/31/08                                                    12,123.86
04/30/08                                                    12,141.09
05/31/08                                                    12,158.34
06/30/08                                                    12,173.13
07/31/08                                                    12,188.67
08/31/08                                                    12,205.11
09/30/08                                                    12,215.49
10/31/08                                                    12,217.33
11/30/08                                                    12,218.50
12/31/08                                                    12,218.64
01/31/09                                                    12,218.64
02/28/09                                                    12,218.65
03/31/09                                                    12,218.65
04/30/09                                                    12,218.66
05/31/09                                                    12,218.66
06/30/09                                                    12,218.67
07/31/09                                                    12,218.68
08/31/09                                                    12,218.68
09/30/09                                                    12,218.69
10/31/09                                                    12,218.69
11/30/09                                                    12,218.70
12/31/09                                                    12,218.71
01/31/10                                                    12,218.71
02/28/10                                                    12,218.72
03/31/10                                                    12,218.73
04/30/10                                                    12,218.73
05/31/10                                                    12,218.74
06/30/10                                                    12,218.75
07/31/10                                                    12,218.76
08/31/10                                                    12,218.76
09/30/10                                                    12,218.77
10/31/10                                                    12,218.78
11/30/10                                                    12,218.79

                                   [END CHART]

                      Data from 11/30/00 through 11/30/10.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Treasury Money Market Trust.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview page.

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8  | USAA TREASURY MONEY MARKET TRUST

================================================================================

                       o ASSET ALLOCATION -- 11/30/2010 o

                         [PIE CHART OF ASSET ALLOCATION]

REPURCHASE AGREEMENTS                                      83.2%
U.S. TREASURY BILLS                                        17.0%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                           VALUE
(000)       SECURITY                                                             (000)
--------------------------------------------------------------------------------------
            U.S. TREASURY BILLS (17.0%)(b)
  $15,000   0.19%, 12/16/2010                                                 $ 14,999
    5,000   0.15%, 4/14/2011                                                     4,997
    5,000   0.15%, 4/21/2011                                                     4,997
    5,000   0.16%, 4/28/2011                                                     4,997
                                                                              --------
            Total U.S. Treasury Bills (cost: $29,990)                           29,990
                                                                              --------

            REPURCHASE AGREEMENTS (83.2%)
   20,000   Bank of America Securities, 0.23%, acquired 11/30/2010 and due on 12/01/2010 at $20,000 (collateralized by $16,024 of
              U.S. Treasury, 1.88%(a), due 7/15/2013;
              market value $20,400)                                             20,000
   20,000   Barclays Bank plc, 0.23%, acquired 11/30/2010 and
              due on 12/01/2010 at $20,000 (collateralized by $15,219 of
              U.S. Treasury, 6.25%(a), due 5/15/2030;
              market value $20,400)                                             20,000
   50,000   Credit Suisse First Boston, LLC, 0.23%, acquired 11/30/2010 and due 12/01/2010 at $50,000 (collateralized by $50,720 of
              U.S. Treasury, 0.63%(a), due 6/30/2012;
              market value $51,002)                                             50,000
   37,335   Deutsche Bank Securities, 0.24%, acquired 11/30/2010 and
              due 12/01/2010 at $37,335 (collateralized by $38,088 of
              U.S. Treasury, 0.50%(a), due 11/30/2012;
              market value $38,082)                                             37,335
   20,000   JP Morgan Chase Securities, 0.20%, acquired 11/30/2010 and due 12/01/2010 at $20,000 (collateralized by $20,095 of
              U.S. Treasury, 1.38%(a), due 4/15/2012;
              market value $20,405)                                             20,000
                                                                              --------
            Total Repurchase Agreements (cost: $147,335)                       147,335
                                                                              --------

            TOTAL INVESTMENTS (COST: $177,325)                                $177,325
                                                                              ========

================================================================================

10  | USAA TREASURY MONEY MARKET TRUST

================================================================================

------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                    (LEVEL 1)            (LEVEL 2)        (LEVEL 3)
                                QUOTED PRICES    OTHER SIGNIFICANT      SIGNIFICANT
                            IN ACTIVE MARKETS           OBSERVABLE     UNOBSERVABLE
ASSETS                   FOR IDENTICAL ASSETS               INPUTS           INPUTS        TOTAL
------------------------------------------------------------------------------------------------
U.S. Treasury Bills                        $-             $ 29,990               $-     $ 29,990
Repurchase Agreements                       -              147,335                -      147,335
------------------------------------------------------------------------------------------------
Total                                      $-             $177,325               $-     $177,325
------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in
    Note 1 to the financial statements.

    The cost of securities at November 30, 2010, for federal income tax purposes, was approximately the same as that reported in the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Rates for U.S. Treasury notes represent the stated coupon payment rate at time of issuance.

    (b) Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.

See accompanying notes to financial statements.

================================================================================

12  | USAA TREASURY MONEY MARKET TRUST

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities (amortized cost approximates market value)   $ 29,990
   Investment in repurchase agreements (cost approximates market value)    147,335
   Receivables:
      Capital shares sold                                                      173
      USAA Investment Management Company (Note 4C)                               8
      Interest                                                                   1
                                                                          --------
         Total assets                                                      177,507
                                                                          --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                  443
      Dividends on capital shares                                                1
   Accrued management fees                                                      18
   Other accrued expenses and payables                                          20
                                                                          --------
         Total liabilities                                                     482
                                                                          --------
            Net assets applicable to capital shares outstanding           $177,025
                                                                          ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                        $177,025
                                                                          ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                             177,025
                                                                          ========
   Net asset value, redemption price, and offering price per share        $   1.00
                                                                          ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                         $ 176
                                                                           -----
EXPENSES
   Management fees                                                           109
   Administration and servicing fees                                          88
   Transfer agent's fees                                                     115
   Custody and accounting fees                                                16
   Postage                                                                     9
   Shareholder reporting fees                                                 12
   Trustees' fees                                                              5
   Registration fees                                                          21
   Professional fees                                                          27
   Other                                                                       9
                                                                           -----
      Total expenses                                                         411
   Expenses reimbursed                                                      (236)
                                                                           -----
      Net expenses                                                           175
                                                                           -----
NET INVESTMENT INCOME                                                      $   1
                                                                           =====

See accompanying notes to financial statements.

================================================================================

14  | USAA TREASURY MONEY MARKET TRUST

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2010 (unaudited), and year ended
May 31, 2010

--------------------------------------------------------------------------------

                                                           11/30/2010        5/31/2010
--------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                     $      1        $       1
                                                             -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (1)              (1)
                                                             -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                   58,497          123,316
   Reinvested dividends                                             1                1
   Cost of shares redeemed                                    (53,231)        (178,729)
                                                             -------------------------
      Increase (decrease) in net assets from capital
         share transactions                                     5,267          (55,412)
                                                             -------------------------
   Net increase (decrease) in net assets                        5,267          (55,412)

NET ASSETS
   Beginning of period                                        171,758          227,170
                                                             -------------------------
   End of period                                             $177,025        $ 171,758
                                                             =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                 58,497          123,316
   Shares issued for dividends reinvested                           1                1
   Shares redeemed                                            (53,231)        (178,729)
                                                             -------------------------
      Increase (decrease) in shares outstanding                 5,267          (55,412)
                                                             =========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Treasury Money Market Trust (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide maximum current income while maintaining the highest degree of safety and liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Repurchase agreements are valued at cost, which approximates market value.

    3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value
        (NAV) approved by the Trust's Board of Trustees.

================================================================================

16  | USAA TREASURY MONEY MARKET TRUST

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2010, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims

================================================================================

18  | USAA TREASURY MONEY MARKET TRUST

================================================================================

    that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2010, the Fund paid CAPCO facility fees of less than $500, which represents 0.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2011, in accordance with applicable tax law.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended November 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2010, the Fund incurred management fees, paid or payable to the Manager, of $109,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended November 30, 2010, the Fund

================================================================================

20  | USAA TREASURY MONEY MARKET TRUST

================================================================================

    incurred administration and servicing fees, paid or payable to the Manager, of $88,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2010, the Fund reimbursed the Manager $3,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the six-month period ended November 30, 2010, the Fund incurred reimbursable expenses of $236,000, of which $8,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2010, the Fund incurred transfer agent's fees, paid or payable to SAS, of $115,000.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

(6) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                            NOVEMBER 30,                             YEAR ENDED MAY 31,
                            ---------------------------------------------------------------------------------------------
                                2010               2010                2009            2008           2007           2006
                            ---------------------------------------------------------------------------------------------
Net asset value at
 beginning of period        $   1.00           $   1.00            $   1.00        $   1.00       $   1.00       $   1.00
                            ---------------------------------------------------------------------------------------------
Income from
 investment operations:
 Net investment income           .00(c)             .00(c)              .01             .03            .05            .04
Less distributions from:
 Net investment income          (.00)(c)           (.00)(c)            (.01)           (.03)          (.05)          (.04)
                            ---------------------------------------------------------------------------------------------
Net asset value at
 end of period              $   1.00           $   1.00            $   1.00        $   1.00       $   1.00       $   1.00
                            =============================================================================================
Total return (%)*                .00(a),(d)         .00(a),(d),(e)      .50(a)         3.32           4.83           3.57
Net assets at
 end of period (000)        $177,025           $171,758            $227,170        $219,467       $190,172       $185,561
Ratios to average
 net assets:**
 Expenses (%)(b)                 .20(a),(f)         .14(a),(e)          .31(a)          .43            .48            .46
 Expenses, excluding
  reimbursements (%)(b)          .47(a),(f)         .45(a),(e)          .44(a)          .43            .48            .46
 Net investment income (%)       .00(d),(f)         .00(d)              .46            3.21           4.72           3.52

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return.
 ** For the six-month period ended November 30, 2010, average net assets were
    $174,780,000.
(a) Effective December 1, 2008, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Represents less than $0.01 per share.
(d) Represents less than 0.01%
(e) During the year ended May 31, 2010, SAS reimbursed the Fund $8,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

22  | USAA TREASURY MONEY MARKET TRUST

================================================================================

EXPENSE EXAMPLE

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2010, through November 30, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account

================================================================================

                                                           EXPENSE EXAMPLE |  23

================================================================================

values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                         BEGINNING               ENDING              DURING PERIOD*
                                       ACCOUNT VALUE          ACCOUNT VALUE          JUNE 1, 2010 -
                                        JUNE 1, 2010        NOVEMBER 30, 2010       NOVEMBER 30, 2010
                                      ---------------------------------------------------------------
Actual                                   $1,000.00              $1,000.00                 $1.00

Hypothetical
 (5% return before expenses)              1,000.00               1,024.07                  1.01

* Expenses are equal to the Fund's annualized expense ratio of 0.20%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.00% for the six-month period of June 1, 2010, through November 30, 2010.

================================================================================

24  | USAA TREASURY MONEY MARKET TRUST

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT USAA.COM                           "Mutual Funds"

OR CALL                               Under "My Accounts" go to
(800) 531-USAA                        "Investments." View account balances,
        (8722)                        or click "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23416-0111                                (C)2011, USAA. All rights reserved.




   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    01/26/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01/26/2011
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/26/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.